Investments in Investees (Details 2) ₪ in Millions, $ in Millions		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of joint ventures [line items]
Current assets		₪ 2,652	$ 764	₪ 23,590
Non-current assets		46,311	13,359	63,297
Current liabilities		3,269	943	13,179
Non-current liabilities		27,577	7,954	39,940
Net assets		48,963	14,123	86,887
Allocated to:
Equity holders of the Company		9,936	2,866	8,158
Non-controlling interests		8,181	2,360	25,610	₪ 23,483
Assets		48,963	$ 14,123	86,887
ATR [Member]
Disclosure of joint ventures [line items]
Current assets		766		843
Non-current assets		12,199		11,915
Current liabilities		(570)		(583)
Non-current liabilities	[1]	(4,670)		(4,477)
Net assets		7,725		7,698
Allocated to:
Equity holders of the Company		4,540		4,510
Non-controlling interests		3,185		3,188
Assets		7,725		7,698
Including acquisition-adjustments, net		₪ 139		₪ 155

[1]	Including acquisition-adjustments, net